Income Taxes - Tax Attributes Available For Carry Forward (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards	$ 123,600
Tax credit carry-forward	37,373	$ 33,526
Total tax attributes available	164,300
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards	26,900
State
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards	78,000
China
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards	900
Brazil
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards	4,400
Netherlands
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards	12,400
India
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards	600
Singapore
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards	400
Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carry-forward	40,700
Research Tax Credit Carryforward | Federal
Operating Loss Carryforwards [Line Items]
Tax credit carry-forward	25,200
Research Tax Credit Carryforward | State
Operating Loss Carryforwards [Line Items]
Tax credit carry-forward	$ 15,500